Bandon Isolated Alpha Fixed Income Fund
FUND SUMMARY
Investment Objective:
The Fund seeks consistent positive returns throughout various fixed income market cycles.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bandon Isolated Alpha Fixed Income Fund	Class I Shares	Adviser Class Shares	Class C Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bandon Isolated Alpha Fixed Income Fund		Class I Shares	Adviser Class Shares	Class C Shares	Class R Shares
Management Fees		1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%	0.50%
Other Expenses		0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		2.48%	2.73%	3.48%	2.98%
Fee Waiver and/or Reimbursement	[1]	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.95%	2.20%	2.95%	2.45%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.95%, 2.20%, 2.95% and 2.45% of each class's net assets, respectively, for Class I, Adviser Class, Class C and Class R shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Bandon Isolated Alpha Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	198	722	1,273	2,776
Adviser Class Shares	223	797	1,398	3,022
Class C Shares	298	1,019	1,762	3,721
Class R Shares	248	872	1,521	3,262

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 372% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities. The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities (“MBS”), (vi) asset-backed securities (“ABS”), (vii) preferred stocks and (viii) other evidences of indebtedness. The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps. Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.

The Fund invests without restriction as to issuer capitalization, credit quality (including in lower-rated fixed income securities known as high yield or junk bonds) or country and without restriction as to a security’s maturity, currency or structural features, such as an issuer’s right to prepay. The Fund uses fixed income options, financial futures, options on futures and swaps for hedging purposes and as substitutes for traditional securities. The Fund also may use foreign currency forward contracts to hedge foreign currency exchange rate risk. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund and the adviser have been granted from the Securities and Exchange Commission an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

The Fund seeks to achieve consistent positive returns by combining multiple “isolated alpha” strategies that seek additional non-market-direction-related returns that are attributable to astute individual security selection and interest rate management. These strategies employed by the adviser or sub-advisers generally avoid fixed income beta (market directional source of return) and seek to isolate exposure to active fixed income decision making (alpha) and include:

Interest Rate Management Strategies

Directional Interest Rate: Without bias to being long or short, a strategy that isolates active interest rate decision making and seeks to profit from monthly moves in market interest rates by taking either a long or short position in sovereign debt securities. This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

Relative Value: Without bias to steepening or flattening, a relative value strategy that isolates active interest rate decision making and seeks to profit from monthly steepening or flattening movements in market yield curves by taking both long and short positions in sovereign debt securities. This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

The interest rate management strategies seek to isolate active interest rate decision making. Excluding sovereigns, the strategies will avoid credit exposures by taking positions that allow it to isolate interest rate movements only. Interest rate risk management is also referred to as duration management. Duration is a measure of the sensitivity of the price of a fixed income security to a change in interest rates and is expressed as a number of years.

Credit Management Strategies

Directional: A strategy that takes long or short positions in the corporate, MBS and ABS fixed income markets which seeks to generate consistent excess returns without incurring undue risk, focusing on fundamental issuer-specific credit research and duration hedging. This strategy may also use options, financial futures, options on futures and credit default swaps.

Pairs Trades: A strategy that seeks to profit from investing long in a fixed income security that is believed to have a more favorable outlook for credit quality or potential for capital appreciation while simultaneously selling short a similar fixed income security that is believed will decline relative to the long position.

Event Driven: A strategy that seeks to profit from purchasing fixed income securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and using one or more hedging strategies in connection with the purchase. This strategy may also use options, financial futures, options on futures and credit default swaps to hedge.

Opportunistic: A strategy that seeks returns from what are believed to be temporary dislocations in the relative value between segments of the fixed income market based upon credit quality, liquidity, structure or type of issuer while hedging interest rate risk. This strategy may also use options, financial futures, options on futures and credit default swaps.

Special Situations: A strategy that involves investing in what are believed to be undervalued fixed income securities including preferred stock based upon its analysis of the issuer’s economic and financial situation. A preferred stock issuer’s special situation may be based on factors such as improving credit quality, exercise of a security’s redemption or call features or proposed merger with a financially stronger entity. Securities are purchased that are believed to have the potential for short term gains and are often times sold when they reach a price target or the security’s “situation” is no longer favorable.

The credit strategies seek to isolate active credit decision making. The various strategies will generally utilize interest rate hedging in order to isolate the target exposures from the active credit decision making without the interest rate risks typically assumed in benchmark (beta) oriented strategies.

The adviser and the sub-advisers may engage in active and frequent trading to achieve the Fund’s investment objective.

Allocation of Fund Assets and Manager-of Managers Order

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the Securities and Exchange Commission that permits the adviser, with Board of Trustee approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The adviser determines the allocation of the Fund’s assets among the various sub-advisers and investment strategies. In selecting and weighting investment options, the adviser seeks to identify sub-advisers which, based on their investment styles and historical performance, have the potential, in the opinion of the adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach. The Fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the assets to any sub-adviser or investment strategy. The adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove sub-advisers, as more fully described below.

Each sub-adviser is responsible for the day-to-day management of its allocated portion of Fund assets.

As of the date of this Prospectus, the adviser has entered into sub-advisory agreements with the following sub-advisers with respect to the Fund. Below is a description of each sub-adviser’s investment style. The Fund may select a variation of these strategies or another strategy offered by the sub-advisers.

• Dix Hills Partners, LLC employs multiple interest rate related fixed income management strategies.

• Logan Circle Partners, L.P. employs multiple credit management strategies.

In addition to investments executed by the sub-advisers, the Fund’s adviser may invest directly in securities, such as preferred stocks, funds, notes, certificates, options, financial futures, swaps or other derivative instruments, such as instruments indexed to baskets of underlying funds.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.

• Electric Utility Stocks: The Fund holds investments in electric utility stocks. Investments in electric utility stocks are subject to all the risks of equity securities and additional risks related to local regulatory uncertainty, impact of environmental laws, and price volatility.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High-Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund’s inception. Returns for Adviser Class, Class C and Class R shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-477-8100.

Performance Bar Chart For Calendar Year Ended December 31 Return does not reflect sales charge and would be lower if it did.

Best Quarter:	1st Quarter 2012	2.80%
Worst Quarter:	4th Quarter 2013	(4.91)%

Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Average Annual Total Returns Bandon Isolated Alpha Fixed Income Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(4.54%)	0.11%	Dec. 31, 2010
Class I Shares Return after taxes on distributions			(6.47%)	(0.99%)
Class I Shares Return after taxes on distributions and sale of Fund shares			(2.32%)	(0.30%)
Adviser Class Shares		Return before taxes	(10.13%)	(1.95%)	Dec. 31, 2010
Class C Shares		Return before taxes	(5.33%)	(0.67%)	Dec. 31, 2010
Class R Shares		Return before taxes	(4.44%)	0.02%	Dec. 31, 2010
BofAML 3 Month Treasury Bill Index	[1]		0.05%	0.09%
HFRX Absolute Return Index	[2]		3.58%	0.21%
[1]	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The HFRX Absolute Return Index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly. This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

After tax returns for Adviser Class, Class C and Class R shares, which are not shown, will vary from those of Class I shares.